Income Taxes - Components of Income (Loss) before the Provision for Income Taxes by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Contingency [Line Items]
(Loss) income from continuing operations before provision for income taxes	$ (847,707)	$ 128,007	$ 133,868
United Kingdom
Income Tax Contingency [Line Items]
United Kingdom	(354,563)	35,401	195,629
United States
Income Tax Contingency [Line Items]
Foreign	(776,396)	(301,307)	(363,507)
Italy
Income Tax Contingency [Line Items]
Foreign	228,744	350,731	365,463
Other
Income Tax Contingency [Line Items]
Foreign	$ 54,508	$ 43,182	$ (63,717)